UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-06115

Exact name of registrant as specified in charter:	Aberdeen Singapore Fund, Inc.

Address of principal executive offices:	1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Name and address of agent for service:	Ms. Andrea Melia
Aberdeen Asset Management Inc.
1735 Market Street, 32nd Floor
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	800-522-5465

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments - The schedule of investments for the three-month period ended January 31, 2018 is filed herewith.

Portfolio of Investments (unaudited)

As of January 31, 2018

Shares	Description	Industry and Percentage of Net Assets	Value (US$)
LONG-TERM INVESTMENTS—98.4%(a)
COMMON STOCKS—98.4%
HONG KONG—4.3%
67,000	Jardine Matheson Holdings Ltd.	Industrial Conglomerates— 3.9%	$4,252,871
11,500	Jardine Strategic Holdings Ltd. (b)	Industrial Conglomerates— 0.4%	457,700
			4,710,571
INDONESIA—0.9%
832,200	Delfi Ltd. (b)	Food Products— 0.9%	1,040,409

MALAYSIA—1.0%
688,000	IHH Healthcare Bhd	Health Care Providers & Services— 1.0%	1,061,257

SINGAPORE—92.2%
458,700	BreadTalk Group Ltd.	Hotels, Restaurants & Leisure— 0.6%	600,162
482,900	Bukit Sembawang Estates Ltd.	Real Estate Management & Development— 2.2%	2,387,248
1,284,600	CapitaLand Ltd.	Real Estate Management & Development— 3.5%	3,750,593
1,497,807	CDL Hospitality Trusts (b)	Equity Real Estate Investment Trusts (REIT)— 1.9%	2,078,067
653,200	City Developments Ltd.	Real Estate Management & Development— 6.1%	6,583,210
2,656,100	ComfortDelGro Corp. Ltd.	Road & Rail— 3.9%	4,247,035
544,373	DBS Group Holdings Ltd.	Banks— 10.1%	10,926,167
1,654,953	Far East Hospitality Trust (b)	Equity Real Estate Investment Trusts (REIT)— 0.9%	965,116
677,600	Fraser and Neave Ltd.	Food Products— 1.2%	1,320,002
340,800	Hong Leong Finance Ltd.	Consumer Finance— 0.6%	698,159
1,741,500	HRnetgroup Ltd. (c)	Professional Services— 1.0%	1,126,122
632,000	iFAST Corp. Ltd.	Internet Software & Services— 0.4%	447,605
133,461	Jardine Cycle & Carriage Ltd.	Distributors— 3.7%	4,055,030
1,005,300	Keppel Corp. Ltd.	Industrial Conglomerates— 6.1%	6,619,631
960,000	Keppel DC REIT (b)	Equity Real Estate Investment Trusts (REIT)— 1.0%	1,046,501
1,823,296	Keppel REIT (b)	Equity Real Estate Investment Trusts (REIT)— 1.7%	1,792,996
861,000	Mapletree Commercial Trust (b)	Equity Real Estate Investment Trusts (REIT)— 1.0%	1,109,231
1,316,315	Oversea-Chinese Banking Corp. Ltd.	Banks— 11.9%	12,941,781
4,131,260	Raffles Medical Group Ltd. (b)	Health Care Providers & Services— 3.2%	3,495,730
705,200	Riverstone Holdings Ltd. (b)	Commercial Services & Supplies— 0.6%	607,468

See Notes to Portfolio of Investments.

Aberdeen Singapore Fund, Inc.

Portfolio of Investments (unaudited) (concluded)

As of January 31, 2018

850,000	SATS Ltd.	Transportation Infrastructure— 3.3%	$3,574,386
433,000	Singapore Exchange Ltd.	Capital Markets— 2.5%	2,702,280
440,000	Singapore Post Ltd. (b)	Air Freight & Logistics— 0.4%	432,688
1,061,000	Singapore Technologies Engineering Ltd.	Aerospace & Defense— 2.5%	2,722,072
2,384,800	Singapore Telecommunications Ltd.	Diversified Telecommunication Services— 5.9%	6,434,400
42,790	Straits Trading Co. Ltd. (b)	Metals & Mining— 0.1%	75,677
200,000	United Engineers Ltd. (b)	Construction & Engineering— 0.4%	402,500
359,871	United Overseas Bank Ltd.	Banks— 6.9%	7,511,557
354,900	Venture Corp. Ltd.	Electronic Equipment Instruments & Components— 5.7%	6,217,259
850,000	Wheelock Properties (Singapore) Ltd.	Real Estate Management & Development— 1.2%	1,270,614
4,911,700	Yoma Strategic Holdings Ltd.	Real Estate Management & Development— 1.7%	1,884,759
			100,026,046
	Total Common Stocks		106,838,283
	Total Long-Term Investments—98.4% (cost $77,969,669)		106,838,283

Shares	Description		Value (US$)
SHORT-TERM INVESTMENT—0.2%
UNITED STATES—0.2%
219,209	State Street Institutional U.S. Government Money Market Fund, Institutional Class, 1.28%(d)		219,209
	Total Short-Term Investment—0.2% (cost $219,209)		219,209
	Total Investments—98.6% (cost $78,188,878)		107,057,492
	Other Assets in Excess of Liabilities—1.4%		1,474,805
	Net Assets—100.0%		$108,532,297

(a)

Fair Values are determined pursuant to procedures approved by the Fund’s Board of Directors. Unless otherwise noted, securities are valued by applying valuation factors to the exchange traded price. See Note (a) of the accompanying Notes to Portfolio of Investments.

(b)	Security is not valued by applying a valuation factor. See Note (a) of the accompanying Notes to Portfolio of Investments.
(c)	Non-income producing security.
(d)	Registered investment company advised by State Street Global Advisors. The rate shown is the current yield as of January 31, 2018.

REIT	Real Estate Investment Trust

See Notes to Portfolio of Investments.

Notes to Portfolio of Investments (unaudited)

January 31, 2018

Summary of Significant Accounting Policies

a. Security Valuation:

The Fund values its securities at current market value or fair value, consistent with regulatory requirements. “Fair value” is defined in the Fund’s Valuation and Liquidity Procedures as the price that could be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants without a compulsion to transact at the measurement date.

Equity securities that are traded on an exchange are valued at the last quoted sale price on the principal exchange on which the security is traded at the “Valuation Time” subject to application, when appropriate, of the valuation factors described in the paragraph below. Under normal circumstances, the Valuation Time is as of the close of regular trading on the New York Stock Exchange (usually 4:00 p.m. Eastern Time). In the absence of a sale price, the security is valued at the mean of the bid/ask price quoted at the close on the principal exchange on which the security is traded. Securities traded on NASDAQ are valued at the NASDAQ official closing price. Closed-end funds and exchange-traded funds (“ETFs”) are valued at the market price of the security at the Valuation Time. A security using any of these pricing methodologies is determined to be a Level 1 investment.

Foreign equity securities that are traded on foreign exchanges that close prior to Valuation Time are valued by applying valuation factors to the last sale price or the mean price as noted above. Valuation factors are provided by an independent pricing service provider. These valuation factors are used when pricing the Fund’s portfolio holdings to estimate market movements between the time foreign markets close and the time the Fund values such foreign securities. These valuation factors are based on inputs such as depositary receipts, indices, futures, sector indices/ETFs, exchange rates, and local exchange opening and closing prices of each security. When prices with the application of valuation factors are utilized, the value assigned to the foreign securities may not be the same as quoted or published prices of the securities on their primary markets. A security that applies a valuation factor is determined to be a Level 2 investment because the exchange-traded price has been adjusted. Valuation factors are not utilized if the independent pricing service provider is unable to provide a valuation factor or if the valuation factor falls below a predetermined threshold; in such case, the security is determined to be a Level 1 investment.

Short-term investments are comprised of cash and cash equivalents invested in short-term investment funds which are redeemable daily. The Fund sweeps available cash into the State Street Institutional U.S. Government Money Market Fund, which has elected to qualify as a “government money market fund” pursuant to Rule 2a-7 under the Investment Company Act of 1940, and has an objective to maintain a $1.00 per share net asset value. Generally, these investment types are categorized as Level 1 investments.

In the event that a security’s market quotations are not readily available or are deemed unreliable (for reasons other than because the foreign exchange on which it trades closes before the Valuation Time), the security is valued at fair value as determined by the Fund’s Pricing Committee, taking into account the relevant factors and surrounding circumstances using valuation policies and procedures approved by the Fund’s Board of Directors. A security that has been fair valued by the Fund’s Pricing Committee may be classified as Level 2 or Level 3 depending on the nature of the inputs.

In accordance with the authoritative guidance on fair value measurements and disclosures under accounting principles generally accepted in the United States of America, the Fund discloses the fair value of its investments using a three-level hierarchy that classifies the inputs to valuation techniques used to measure the fair value. The hierarchy assigns Level 1, the highest level, measurements to valuations based upon unadjusted quoted prices in active markets for identical assets, Level 2 measurements to valuations based upon other significant observable inputs, including adjusted quoted prices in active markets for similar assets, and Level 3, the lowest level, measurements to valuations based upon unobservable inputs that are significant to the valuation.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability, which are based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the

Notes to Portfolio of Investments (unaudited) (concluded)

January 31, 2018

circumstances. A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. The three-level hierarchy of inputs is summarized below:

Level 1 — quoted prices in active markets for identical investments;

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk); or

Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of January 31, 2018 in valuing the Fund’s investments and other financial instruments at fair value. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Please refer to the Portfolio of Investments for a detailed breakdown of the security types:

Investments, at Value	Level 1-Quoted Prices ($)	Level 2-Other Significant Observable Inputs ($)	Level 3-Significant Unobservable Inputs ($)	Total ($)
Investments in Securities
Common Stocks	13,504,083	93,334,200	—	106,838,283
Short-Term Investment	219,209	—	—	219,209
	13,723,292	93,334,200	—	107,057,492

Amounts listed as “-” are $0 or round to $0.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing transfers at the end of each period. The utilization of valuation factors may result in transfers between Level 1 and Level 2.

During the period ended January 31, 2018, securities issued by Jardine Strategic Holdings Ltd., Keppel DC REIT, Singapore Post Ltd., Straits Trading Co. Ltd. and United Engineers Ltd., transferred from Level 2 to Level 1 at the values of $457,700, $1,046,501, $432,688, $75,677 and $402,500, respectively, because the securities could be valued without the application of a valuation factor at January 31, 2018. During the period ended January 31, 2018, securities issued by BreadTalk Group Ltd., Fraser and Neave Ltd., HRnetgroup Ltd. and IHH Healthcare Bhd, transferred from Level 1 to Level 2  at the values of $600,162, $1,320,002, $1,126,122 and $1,061,257 because a valuation factor was applied at January 31, 2018.

For the period ended January 31, 2018, there were no significant changes to the fair valuation methodologies.

b. Rights Issues and Warrants:

Rights issues give the right, normally to existing shareholders, to buy a proportional number of additional securities at a given price (generally at a discount) within a fixed period (generally a short-term period) and are offered at the company’s discretion. Warrants are securities that give the holder the right to buy common stock at a specified price for a specified period of time. Rights issues and warrants are speculative and have no value if they are not exercised before the expiration date. Rights issues and warrants are valued at the last sale price on the exchange on which they are traded.

Item 2. Controls and Procedures

(a)         The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 (17 CFR 270.30a3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)         There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)   Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.302CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Aberdeen Singapore Fund, Inc.

By:	/s/ Alan Goodson
Alan Goodson
Principal Executive Officer of
Aberdeen Singapore Fund, Inc.

Date: March 29, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Alan Goodson
Alan Goodson,
Principal Executive Officer of
Aberdeen Singapore Fund, Inc.

Date: March 29, 2018

By:	/s/ Andrea Melia
Andrea Melia,
Principal Financial Officer of
Aberdeen Singapore Fund, Inc.

Date: March 29, 2018